Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Schedule of Future Minimum Payments on Operating Leases

The future minimum payments on operating leases for each of the next five years and in the aggregate amount to the following:

2025	$87,263
2026	360,557
2027	220,774
2028	148,450
2029	148,450
Thereafter	197,933

Total lease payments	1,163,427
Less: present value discount	(111,352)
Total operating lease liabilities	1,052,075
Less current portion	174,254
Long term portion	877,821

The future minimum payments on operating leases for each of the next five years and in the aggregate amount to the following:

2025	$203,949
2026	212,107
2027	72,324
Total lease payments	488,380
Less: present value discount	(44,365)
Total operating lease liabilities	444,015
Less current portion	174,254
Long term portion	269,761